Liquidity (Details)	12 Months Ended
	Mar. 31, 2023 HKD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 HKD ($)	Mar. 31, 2021 HKD ($)
Liquidity (Details) [Line Items]
Working capital	$ 23,955,303	$ 3,051,668
Cash flow from operating activities	$ 9,279,878	$ 1,182,165	$ 5,871,040	$ 4,039,585
IPO [Member]
Liquidity (Details) [Line Items]
Ordinary shares (in Shares) | shares	1,250,000	1,250,000
Gross proceeds | $		$ 5,000,000
Offering expenses | $		$ 7,500,000
Minimum [Member] | IPO [Member]
Liquidity (Details) [Line Items]
Public offering share price (in Dollars per share) | $ / shares		$ 4
Maximum [Member] | IPO [Member]
Liquidity (Details) [Line Items]
Public offering share price (in Dollars per share) | $ / shares		$ 6